EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 29, 2012
Calculation of Net Earnings Loss Per Common Share

The following table presents the calculation of net earnings (loss) per common share — basic and diluted:

(In thousands, except per share amounts)	2012	2011	2010
Basic Earnings Per Share
Numerator:
Net earnings (loss) attributable to common stockholders	$(110,045)	$59,989	$(81,736)
Denominator:
Weighted-average shares outstanding	279,727	277,918	275,557
Basic earnings (loss) per share	$(0.39)	$0.22	$(0.30)

Diluted Earnings Per Share
Numerator:
Net earnings (loss) attributable to Office Depot, Inc.	$(77,111)	$95,694	$(44,623)
Denominator:
Weighted-average shares outstanding	279,727	277,918	275,557
Effect of dilutive securities:
Stock options and restricted stock	4,401	5,176	7,060
Redeemable preferred stock	78,427	73,703	73,676

Diluted weighted-average shares outstanding	362,555	356,797	356,293
Diluted earnings (loss) per share	N/A	N/A	N/A